Investments in Securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 3,074
Investments in securities, at end of period	2,989	$ 3,074
Level 3
Disclosure Of Investments In Securities [Line Items]
(Losses)/Gains recognised in other comprehensive income	(42)	212
Other movements	102	(287)
Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,193
Investments in securities, at end of period	1,253	1,193
Measured using predominantly unobservable inputs | Level 3
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,193	1,268
Investments in securities, at end of period	$ 1,253	$ 1,193